CONDENSED CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Noncontrolling Interest [Member] Previously Reported	Noncontrolling Interest [Member]	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income Previously Reported	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit Previously Reported	Accumulated Deficit	Legacy Gelesis Redeemable Convertible Preferred Stock Previously Reported	Legacy Gelesis Redeemable Convertible Preferred Stock Retroactive Application of Recapitalization	Legacy Gelesis Redeemable Convertible Preferred Stock	Previously Reported	Total
Balance at Dec. 31, 2020			$ 1,000		$ 1,000	$ 23,907,000	$ 23,907,000	$ 938,000	$ 938,000	$ (171,784,000)	$ (171,784,000)				$ (146,938,000)	$ (146,938,000)
Temporary Equity Balance at Dec. 31, 2020	$ 12,429,000	$ 12,429,000										$ 213,525,000		$ 213,525,000
Temporary Equity Balance, shares at Dec. 31, 2020												18,446,525	29,367,421	47,813,946
Balance, shares at Dec. 31, 2020			2,155,490	3,431,604	5,587,094
Accretion of Legacy Gelesis senior preferred stock to redemption value							(33,761,000)									(33,761,000)
Temporary Equity, Accretion of Legacy Gelesis senior preferred stock to redemption value														$ 33,761,000
Temporary Equity, Exercise of Legacy Gelesis preferred stock warrants														$ 2,997,000
Temporary Equity, Exercise of Legacy Gelesis preferred stock warrants, shares														752,709
Stock based compensation expense							1,455,000									1,455,000
Issuance of Legacy Gelesis common stock up exercise of stock options							4,000									4,000
Issuance of Legacy Gelesis common stock up exercise of stock options, shares					2,634,000
Accretion of noncontrolling interest put option to redemption value											(94,000)					(94,000)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		94,000
Foreign currency translation adjustment									(411,000)							(411,000)
Temporary Equity, Foreign currency translation adjustment		(546,000)
Net loss											(18,586,000)					(18,586,000)
Balance at Mar. 31, 2021					$ 1,000		(8,395,000)		527,000		(190,464,000)					(198,331,000)
Temporary Equity Balance at Mar. 31, 2021		11,977,000												$ 250,283,000
Temporary Equity Balance, shares at Mar. 31, 2021														48,566,655
Balance, shares at Mar. 31, 2021					5,589,728
Balance at Dec. 31, 2020			$ 1,000		$ 1,000	23,907,000	23,907,000	938,000	938,000	(171,784,000)	(171,784,000)				(146,938,000)	(146,938,000)
Temporary Equity Balance at Dec. 31, 2020	12,429,000	12,429,000										$ 213,525,000		$ 213,525,000
Temporary Equity Balance, shares at Dec. 31, 2020												18,446,525	29,367,421	47,813,946
Balance, shares at Dec. 31, 2020			2,155,490	3,431,604	5,587,094
Net loss																(43,325,000)
Balance at Jun. 30, 2021					$ 1,000		(89,116,000)		570,000		(215,299,000)					(303,844,000)
Temporary Equity Balance at Jun. 30, 2021		12,225,000												$ 333,585,000
Temporary Equity Balance, shares at Jun. 30, 2021														48,566,655
Balance, shares at Jun. 30, 2021					5,615,192
Balance at Dec. 31, 2020			$ 1,000		$ 1,000	23,907,000	23,907,000	938,000	938,000	(171,784,000)	(171,784,000)				(146,938,000)	(146,938,000)
Temporary Equity Balance at Dec. 31, 2020	12,429,000	12,429,000										$ 213,525,000		$ 213,525,000
Temporary Equity Balance, shares at Dec. 31, 2020												18,446,525	29,367,421	47,813,946
Balance, shares at Dec. 31, 2020			2,155,490	3,431,604	5,587,094
Net loss											(12,898,082)					(12,898,082)
Balance at Dec. 31, 2021			$ 1,000		$ 1,000	(64,549,000)	(64,549,000)	219,000	219,000	(265,507,000)	(265,507,000)				(329,836,000)	(329,836,000)
Temporary Equity Balance at Dec. 31, 2021	11,855,000	11,855,000										$ 311,594,000		$ 311,594,000
Temporary Equity Balance, shares at Dec. 31, 2021												18,736,936	29,829,719	48,566,655
Balance, shares at Dec. 31, 2021			2,410,552	3,837,640	6,248,192
Balance at Mar. 31, 2021					$ 1,000		(8,395,000)		527,000		(190,464,000)					(198,331,000)
Temporary Equity Balance at Mar. 31, 2021		11,977,000												$ 250,283,000
Temporary Equity Balance, shares at Mar. 31, 2021														48,566,655
Balance, shares at Mar. 31, 2021					5,589,728
Accretion of Legacy Gelesis senior preferred stock to redemption value							(82,365,000)							$ 82,365,000		(82,365,000)
Temporary Equity, Exercise of Legacy Gelesis preferred stock warrants														937,000
Stock based compensation expense							1,639,000									1,639,000
Issuance of Legacy Gelesis common stock up exercise of stock options							5,000									5,000
Issuance of Legacy Gelesis common stock up exercise of stock options, shares					25,464,000
Accretion of noncontrolling interest put option to redemption value											(96,000)					(96,000)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		96,000
Foreign currency translation adjustment									43,000							43,000
Temporary Equity, Foreign currency translation adjustment		152,000
Net loss											(24,739,000)					(24,739,000)
Balance at Jun. 30, 2021					$ 1,000		(89,116,000)		570,000		(215,299,000)					(303,844,000)
Temporary Equity Balance at Jun. 30, 2021		12,225,000												$ 333,585,000
Temporary Equity Balance, shares at Jun. 30, 2021														48,566,655
Balance, shares at Jun. 30, 2021					5,615,192
Balance at Dec. 31, 2021			$ 1,000		$ 1,000	(64,549,000)	(64,549,000)	219,000	219,000	(265,507,000)	(265,507,000)				(329,836,000)	(329,836,000)
Temporary Equity Balance at Dec. 31, 2021	11,855,000	11,855,000										$ 311,594,000		$ 311,594,000
Temporary Equity Balance, shares at Dec. 31, 2021												18,736,936	29,829,719	48,566,655
Balance, shares at Dec. 31, 2021			2,410,552	3,837,640	6,248,192
Accretion of Legacy Gelesis senior preferred stock to redemption value prior to Business Combination							(37,934,000)									(37,934,000)
Temporary Equity, Accretion of Legacy Gelesis senior preferred stock to redemption value prior to Business Combination														$ 37,934,000
Conversion of Legacy Gelesis convertible preferred stock into common stock upon Business Combination							349,528,000									349,528,000
Conversion of Legacy Gelesis convertible preferred stock into common stock upon Business Combination, shares					48,566,655
Temporary Equity, Conversion of Legacy Gelesis convertible preferred stock into common stock upon Business Combination														$ (349,528,000)
Temporary Equity, Conversion of Legacy Gelesis convertible preferred stock into common stock upon Business Combination, shares														(48,566,655)
Proceeds from Business Combination, net of issuance costs and assumed liabilities (Note 3)					$ 6,000		70,472,000									70,478,000
Proceeds from Business Combination, net of issuance costs and assumed liabilities (Note 3), shares					17,399,440
Conversion of Legacy Gelesis preferred stock warrants into common stock warrants upon Business Combination							16,747,000									16,747,000
Recognition of earnout liability upon Business Combination							(58,871,000)									(58,871,000)
Assumed private placement warrant liability upon Business Combination							(8,140,000)									(8,140,000)
Stock based compensation expense							13,989,000									13,989,000
Exercise of warrants							4,000									4,000
Exercise of warrants, shares					176,126
Accretion of noncontrolling interest put option to redemption value											(88,000)					(88,000)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		88,000
Foreign currency translation adjustment									(137,000)							(137,000)
Temporary Equity, Foreign currency translation adjustment		(239,000)
Net loss											(5,703,000)					(5,703,000)
Balance at Mar. 31, 2022					$ 7,000		281,246,000		82,000		(271,298,000)					10,037,000
Temporary Equity Balance at Mar. 31, 2022		11,704,000
Balance, shares at Mar. 31, 2022					72,390,413
Balance at Dec. 31, 2021			$ 1,000		$ 1,000	$ (64,549,000)	(64,549,000)	$ 219,000	219,000	$ (265,507,000)	(265,507,000)				$ (329,836,000)	(329,836,000)
Temporary Equity Balance at Dec. 31, 2021	$ 11,855,000	11,855,000										$ 311,594,000		$ 311,594,000
Temporary Equity Balance, shares at Dec. 31, 2021												18,736,936	29,829,719	48,566,655
Balance, shares at Dec. 31, 2021			2,410,552	3,837,640	6,248,192
Net loss																(18,216,000)
Balance at Jun. 30, 2022					$ 7,000		289,332,000		(344,000)		(283,896,000)					5,098,000
Temporary Equity Balance at Jun. 30, 2022		11,087,000
Temporary Equity Balance, shares at Jun. 30, 2022														0
Balance, shares at Jun. 30, 2022					72,552,477
Balance at Mar. 31, 2022					$ 7,000		281,246,000		82,000		(271,298,000)					10,037,000
Temporary Equity Balance at Mar. 31, 2022		11,704,000
Balance, shares at Mar. 31, 2022					72,390,413
Stock based compensation expense							7,976,000									7,976,000
Issuance of Legacy Gelesis common stock up exercise of stock options					$ 0		110,000									110,000
Issuance of Legacy Gelesis common stock up exercise of stock options, shares					162,064,000
Accretion of noncontrolling interest put option to redemption value											(85,000)					(85,000)
Temporary Equity, Accretion of noncontrolling interest put option to redemption value		85,000
Foreign currency translation adjustment									(426,000)							(426,000)
Temporary Equity, Foreign currency translation adjustment		(702,000)
Net loss											(12,513,000)					(12,513,000)
Balance at Jun. 30, 2022					$ 7,000		$ 289,332,000		$ (344,000)		$ (283,896,000)					$ 5,098,000
Temporary Equity Balance at Jun. 30, 2022		$ 11,087,000
Temporary Equity Balance, shares at Jun. 30, 2022														0
Balance, shares at Jun. 30, 2022					72,552,477